Acquisitions, Dispositions And Other Adjustments (Other Acquisitions Narrative) (Details) - Spectrum Licenses [Member] $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Jul. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Auction 1000 [Member]
Indefinite-lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets	$ (1,438)		$ 2,348
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	$ (1,438)
Acquisition of intangible assets through a group purchase - value/amount of assets acquired		$ 910
Assets Acquisition - acquisition period		Apr. 13, 2017
Assets Acquisition - number of markets (as shown)		18
Spectrum Swaps [Member]
Indefinite-lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets				$ 521
Indefinite-lived Intangible Assets, Fair Value Disclosure					$ 2,003	$ 2,122
Gain (Loss) on Disposition of Intangible Assets					$ 181	$ 714